UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.1%

Security	Principal Amount (000’s omitted)	Value
Education — 27.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,178,877
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	640	690,714
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	271,190
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,669,830
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	853,957
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	460,750
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	983,275
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,998,832
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	607,505
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	833,077
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	280,440
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	623,726

		$11,452,173

General Obligations — 12.7%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,193,720
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,187,740
West York Area School District, 5.00%, 4/1/33	750	836,242

		$5,217,702

Hospital — 15.2%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$794,730
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,059,600
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	512,400
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,281,975
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	533,655
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	267,518
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	726,280
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	828,645
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	271,362

		$6,276,165

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$179,291
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	502,950

		$682,241

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 13.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$533,130
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,641,889
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,027,030
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	522,230
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	532,200
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	396,698
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	956,182

		$5,609,359

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$471,801
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	718,710

		$1,190,511

Insured-Escrowed/Prerefunded — 1.2%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$511,285

		$511,285

Insured-General Obligations — 30.1%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,402,212
Centennial School District, (AGM), 5.25%, 12/15/37	660	748,975
Central Greene School District, (AGM), 5.00%, 2/15/35	1,000	1,090,200
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	501,830
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	525,200
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	817,080
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,009,712
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,460,515
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,635,630
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,031,200
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,158,159

		$12,380,713

Insured-Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$314,523
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,703,025

		$2,017,548

Insured-Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,100,210

		$1,100,210

Insured-Lease Revenue/Certificates of Participation — 4.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$548,045
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,264,876

		$1,812,921

Insured-Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,085,260
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	171,523

		$1,256,783

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 5.7%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$326,465
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,040,969

		$2,367,434

Insured-Utilities — 2.4%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$976,161

		$976,161

Insured-Water and Sewer — 14.1%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$325,620
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,596,045
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	543,520
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	840,726
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,266,967
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,064,410
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	157,483

		$5,794,771

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$205,704

		$205,704

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,715,910
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	122,268

		$1,838,178

Transportation — 8.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$499,275
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	775,180
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,104,170
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	508,490
Philadelphia Airport, 5.25%, 6/15/27	500	551,140

		$3,438,255

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$539,810
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	826,445

		$1,366,255

Total Tax-Exempt Investments — 159.1% (identified cost $61,501,575)		$65,494,369

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.8)%		$(21,725,313)

Other Assets, Less Liabilities — (6.3)%		$(2,608,870)

Net Assets Applicable to Common Shares — 100.0%		$41,160,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 53.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $787,740.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	55 U.S. Long Treasury Bond	Short	$(7,489,352)	$(7,545,312)	$(55,960)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $55,960.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,715,191

Gross unrealized appreciation	$4,560,753
Gross unrealized depreciation	(171,575)

Net unrealized appreciation	$4,389,178

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,494,369	$—	$65,494,369
Total Investments	$—	$65,494,369	$—	$65,494,369

Liability Description
Futures Contracts	$(55,960)	$—	$—	$(55,960)
Total	$(55,960)	$—	$—	$(55,960)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014